Quarterly Holdings Report
for
Fidelity® Low-Priced Stock K6 Fund
October 31, 2025
LPSK6-NPRT1-1225
1.9883996.108
Common Stocks - 97.6%
	Shares	Value ($)
AUSTRALIA - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Amotiv Ltd	339,447	1,983,355
Consumer Staples - 0.0%
Food Products - 0.0%
Inghams Group Ltd	1,035,327	1,639,343
Financials - 0.0%
Insurance - 0.0%
AUB Group Ltd	60,883	1,471,532
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Servcorp Ltd	119,753	578,255
TOTAL AUSTRALIA		5,672,485
AUSTRIA - 0.4%
Materials - 0.4%
Construction Materials - 0.3%
Wienerberger AG	369,918	10,975,175
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	41,243	3,755,561
TOTAL AUSTRIA		14,730,736
BELGIUM - 0.1%
Information Technology - 0.1%
IT Services - 0.0%
Econocom Group SA/NV	610,413	1,204,550
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV (a)	15,830	1,140,403
X-Fab Silicon Foundries SE (b)(c)(d)	274,222	1,738,451
		2,878,854
TOTAL BELGIUM		4,083,404
BRAZIL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Hypera SA	1,309,500	6,289,553
CANADA - 2.9%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	178,845	4,315,080
Specialty Retail - 0.1%
Bmtc Group Inc	365,174	3,384,736
Leon's Furniture Ltd	29,462	613,586
		3,998,322
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear Inc (a)	78,865	4,599,029
TOTAL CONSUMER DISCRETIONARY		12,912,431

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard Inc	533,213	27,098,801
Metro Inc/CN	216,918	14,459,138
North West Co Inc/The	11,941	387,376
		41,945,315
Energy - 1.1%
Energy Equipment & Services - 0.0%
PHX Energy Services Corp	223,629	1,214,968
Oil, Gas & Consumable Fuels - 1.1%
Cenovus Energy Inc	1,720,602	29,074,378
Parkland Corp	513,903	14,641,591
		43,715,969
TOTAL ENERGY		44,930,937

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Goodfellow Inc	132,839	1,136,549
Richelieu Hardware Ltd	95,338	2,613,630
		3,750,179
Information Technology - 0.1%
Software - 0.1%
Open Text Corp	92,645	3,554,403
Materials - 0.2%
Paper & Forest Products - 0.2%
Stella-Jones Inc	137,471	7,802,978
Western Forest Prods Inc (b)	62,532	531,893
		8,334,871
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Real Matters Inc (b)	569,754	2,989,832
TOTAL CANADA		118,417,968
CHINA - 2.6%
Communication Services - 0.1%
Entertainment - 0.1%
Netease Inc	136,197	3,821,788
Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Vipshop Holdings Ltd Class A ADR	186,540	3,262,584
Household Durables - 0.2%
Chervon Holdings Ltd	2,136,278	5,542,383
Gree Electric Appliances Inc of Zhuhai A Shares (China)	622,246	3,475,185
		9,017,568
Textiles, Apparel & Luxury Goods - 0.2%
Best Pacific International Holdings Ltd (d)	5,552,784	2,343,866
Shenzhou International Group Holdings Ltd	792,121	6,840,098
		9,183,964
TOTAL CONSUMER DISCRETIONARY		21,464,116

Consumer Staples - 0.0%
Food Products - 0.0%
Sunjuice Holdings Co Ltd	37,000	175,515
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
China Petroleum & Chemical Corp H Shares	10,661,229	5,666,378
Financials - 0.0%
Financial Services - 0.0%
Far East Horizon Ltd	1,823,334	1,637,834
Health Care - 0.6%
Health Care Providers & Services - 0.5%
Sinopharm Group Co Ltd H Shares	7,440,963	18,548,424
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	2,813,756	4,863,072
Consun Pharmaceutical Group Ltd	638,689	1,235,368
		6,098,440
TOTAL HEALTH CARE		24,646,864

Industrials - 0.2%
Construction & Engineering - 0.0%
Sinopec Engineering Group Co Ltd H Shares	505,623	476,306
Machinery - 0.1%
Haitian International Holdings Ltd	1,207,611	3,300,881
Precision Tsugami China Corp Ltd (d)	219,321	1,111,486
TK Group Holdings Ltd	1,053,258	345,639
		4,758,006
Trading Companies & Distributors - 0.0%
Horizon Construction Development Ltd	105,912	15,266
Transportation Infrastructure - 0.1%
Qingdao Port International Co Ltd H Shares (c)(d)	3,087,450	2,821,022
TOTAL INDUSTRIALS		8,070,600

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Kingboard Holdings Ltd	6,403,979	22,943,908
VSTECS Holdings Ltd	13,296,361	16,495,218
		39,439,126
TOTAL CHINA		104,922,221
DENMARK - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (c)(d)	17,990	238,517
FRANCE - 2.3%
Communication Services - 0.1%
Media - 0.1%
IPSOS SA	62,222	2,383,979
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	187,282	5,982,803
Household Durables - 0.1%
SEB SA	37,170	2,055,655
Specialty Retail - 0.0%
Maisons du Monde SA (b)(c)(d)	136,376	321,461
Mr Bricolage SA (b)	89,056	737,030
		1,058,491
TOTAL CONSUMER DISCRETIONARY		9,096,949

Energy - 1.2%
Energy Equipment & Services - 0.0%
Vallourec SACA	56,516	1,051,736
Oil, Gas & Consumable Fuels - 1.2%
TotalEnergies SE ADR (a)	766,213	47,689,098
TOTAL ENERGY		48,740,834

Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	315,546	3,971,758
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Societe BIC SA	6,434	358,200
Ground Transportation - 0.2%
Stef SA	50,351	7,022,487
Professional Services - 0.0%
Synergie SA	21,223	821,946
Trading Companies & Distributors - 0.0%
Thermador Groupe	10,184	896,828
TOTAL INDUSTRIALS		9,099,461

Information Technology - 0.5%
IT Services - 0.5%
Alten SA	24,049	1,980,600
Neurones (a)	11,443	519,677
Sopra Steria Group	105,620	16,423,116
		18,923,393
Software - 0.0%
Linedata Services	8,203	424,538
TOTAL INFORMATION TECHNOLOGY		19,347,931

Materials - 0.0%
Containers & Packaging - 0.0%
Groupe Guillin	65,763	1,895,043
TOTAL FRANCE		94,535,955
GERMANY - 0.4%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Mercedes-Benz Group AG	78,140	5,070,081
Financials - 0.0%
Capital Markets - 0.0%
DWS Group GmbH & Co KGaA (c)(d)	24,568	1,570,250
Insurance - 0.0%
Talanx AG	3,719	452,247
TOTAL FINANCIALS		2,022,497

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Takkt AG	300,402	1,558,163
Machinery - 0.0%
JOST Werke SE (c)(d)	10,538	613,405
Stabilus SE	35,437	888,410
		1,501,815
Trading Companies & Distributors - 0.1%
Brenntag SE	29,177	1,619,326
TOTAL INDUSTRIALS		4,679,304

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
BRANICKS Group AG (b)	113,734	256,947
Instone Real Estate Group SE (c)(d)	241,895	2,311,420
		2,568,367
TOTAL GERMANY		14,340,249
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	206,356	3,006,607
GREECE - 1.2%
Consumer Discretionary - 0.7%
Distributors - 0.0%
Autohellas Tourist and Trading SA	29,799	380,574
Specialty Retail - 0.7%
JUMBO SA	844,017	26,792,460
TOTAL CONSUMER DISCRETIONARY		27,173,034

Consumer Staples - 0.1%
Personal Care Products - 0.1%
Sarantis SA	500,673	7,283,011
Financials - 0.4%
Banks - 0.4%
Eurobank Ergasias Services and Holdings SA	2,252,579	8,473,310
National Bank of Greece SA	539,053	7,918,971
		16,392,281
TOTAL GREECE		50,848,326
HONG KONG - 0.3%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	2,946,983	993,636
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Cross-Harbour Holdings Ltd/The	131,840	142,859
Specialty Retail - 0.0%
Goldlion Holdings Ltd	3,387,345	409,766
Textiles, Apparel & Luxury Goods - 0.0%
Sun Hing Vision Group Holdings Ltd (b)	1,686,057	82,453
Victory City International Holdings Ltd (b)(e)	4,590,144	5
		82,458
TOTAL CONSUMER DISCRETIONARY		635,083

Consumer Staples - 0.0%
Food Products - 0.0%
Pacific Andes International Holdings Ltd (b)(e)	3,104,000	4
Pacific Andes Resources Development Ltd (b)(e)	1,379,862	11
		15
Financials - 0.1%
Consumer Finance - 0.1%
Aeon Credit Service Asia Co Ltd	2,259,999	2,201,671
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
PAX Global Technology Ltd	2,710,964	1,859,513
Semiconductors & Semiconductor Equipment - 0.2%
ASMPT Ltd	470,945	4,969,724
TOTAL INFORMATION TECHNOLOGY		6,829,237

Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (b)(e)	6,170,931	7
TOTAL HONG KONG		10,659,649
INDIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Oil & Natural Gas Corp Ltd	1,013,869	2,916,822
Oil India Ltd	430,100	2,099,745
Petronet LNG Ltd	925,700	2,933,061
		7,949,628
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd	3,893,622	11,130,587
TOTAL INDIA		19,080,215
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Selamat Sempurna Tbk PT	10,906,418	1,259,190
IRELAND - 0.5%
Financials - 0.4%
Banks - 0.4%
AIB Group PLC	779,983	7,178,894
Bank of Ireland Group PLC	363,394	5,941,615
		13,120,509
Industrials - 0.1%
Machinery - 0.0%
Mincon Group Plc	240,879	124,942
Marine Transportation - 0.1%
Irish Continental Group PLC unit	816,014	5,398,921
TOTAL INDUSTRIALS		5,523,863

TOTAL IRELAND		18,644,372
ISLE OF MAN - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Strix Group PLC (b)	1,129,807	496,474
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	220,092	1,580,553
ITALY - 0.8%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Brembo NV	322,633	3,475,246
Pirelli & C SpA (c)(d)	344,081	2,409,772
		5,885,018
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	255,415	11,589,506
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	43,712	463,539
MARR SpA	9,186	97,412
		560,951
TOTAL CONSUMER STAPLES		12,150,457

Financials - 0.1%
Capital Markets - 0.1%
Banca Generali SpA	60,293	3,405,340
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	72,834	4,323,534
Industrials - 0.1%
Machinery - 0.1%
Interpump Group SpA	61,763	3,182,242
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Sesa SpA	50,235	4,667,012
TOTAL ITALY		33,613,603
JAPAN - 7.9%
Communication Services - 0.0%
Media - 0.0%
NE Inc	99,968	486,510
RKB Mainichi Holdings Corp	5,651	184,076
		670,586
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Daikyonishikawa Corp	79,894	378,448
Automobiles - 0.1%
Isuzu Motors Ltd	226,049	2,779,592
Distributors - 0.2%
Arata Corp	205,785	4,012,614
Central Automotive Products Ltd	114,400	1,333,961
PALTAC Corp	142,825	4,214,964
		9,561,539
Diversified Consumer Services - 0.0%
Aucnet Inc	67,638	883,933
Gakkyusha Co Ltd	30,642	451,746
JP-Holdings Inc	139,937	540,280
		1,875,959
Household Durables - 0.1%
FJ Next Holdings Co Ltd	214,892	2,105,554
Leisure Products - 0.0%
Roland Corp	51,553	1,093,883
Specialty Retail - 0.1%
ARCLANDS CORP	197,861	2,249,383
Hamee Corp (a)	99,968	336,665
Syuppin Co Ltd	47,984	396,364
		2,982,412
TOTAL CONSUMER DISCRETIONARY		20,777,387

Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Belc Co Ltd	165,190	7,760,532
Blue Zones Holdings Co Ltd	124,032	6,317,898
Cosmos Pharmaceutical Corp	63,157	2,827,332
Create SD Holdings Co Ltd	270,309	5,604,031
G-7 Holdings Inc	254,440	2,111,665
Genky DrugStores Co Ltd	348,325	11,595,013
Halows Co Ltd	197,170	5,597,422
Kato Sangyo Co Ltd	29,195	1,121,500
YAKUODO Holdings Co Ltd	21,709	286,523
		43,221,916
Food Products - 0.0%
Pickles Holdings Co Ltd	50,026	356,749
S Foods Inc	128,018	2,076,731
		2,433,480
Household Products - 0.0%
Transaction Co Ltd	144,687	959,510
TOTAL CONSUMER STAPLES		46,614,906

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Iwatani Corp	63,067	657,434
Financials - 0.3%
Financial Services - 0.3%
Fuyo General Lease Co Ltd	69,212	1,812,150
Zenkoku Hosho Co Ltd	535,651	11,014,717
		12,826,867
Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Fukuda Denshi Co Ltd	79,995	3,623,159
Nakanishi Inc	63,198	837,801
Techno Medica Co Ltd	3,732	45,479
		4,506,439
Health Care Providers & Services - 0.2%
Ship Healthcare Holdings Inc	389,567	5,822,903
WIN-Partners Co Ltd	380,689	3,114,975
		8,937,878
Health Care Technology - 0.0%
Software Service Inc	7,158	636,329
TOTAL HEALTH CARE		14,080,646

Industrials - 2.9%
Air Freight & Logistics - 0.3%
AIT Corp	22,795	296,419
AZ-COM MARUWA Holdings Inc	701,960	4,682,466
Hamakyorex Co Ltd	693,715	6,891,686
Senko Group Holdings Co Ltd	79,881	1,042,895
		12,913,466
Building Products - 0.2%
Kondotec Inc	223,521	2,436,670
Nihon Dengi Co Ltd	86,137	3,062,948
Nihon Flush Co Ltd	156,760	822,911
		6,322,529
Commercial Services & Supplies - 0.1%
CTS Co Ltd	65,609	378,473
Green Cross Holdings Co Ltd	54,328	445,947
Prestige International Inc	380,363	1,636,368
		2,460,788
Construction & Engineering - 0.1%
Dai-Dan Co Ltd	31,885	1,417,249
Daiichi Kensetsu Corp	41,402	940,283
Raiznext Corp	221,203	2,751,581
		5,109,113
Electrical Equipment - 0.1%
Aichi Electric Co Ltd	50,127	1,886,552
Fuji Electric Co Ltd	2,223	159,538
		2,046,090
Ground Transportation - 0.2%
Sakai Moving Service Co Ltd	358,472	6,552,564
Machinery - 0.4%
Anest Iwata Corp	99,771	983,402
Daiwa Industries Ltd	118,012	1,209,142
Estic Corp	59,920	392,313
Hosokawa Micron Corp	17,500	647,265
Nadex Co Ltd	95,090	610,857
Shinwa Co Ltd/Nagoya	41,183	821,736
Takeuchi Manufacturing Co Ltd	84,733	3,502,363
Teikoku Electric Manufacturing Co Ltd	98,604	1,977,071
Tocalo Co Ltd	336,748	4,949,285
Trinity Industrial Corp	102,954	786,301
Yamada Corp	8,775	303,489
		16,183,224
Professional Services - 0.3%
Altech Corp	124,560	2,068,322
Artner Co Ltd	39,458	505,163
Careerlink Co Ltd	26,281	403,313
Creek & River Co Ltd	1,946	18,511
Gakujo Co Ltd (a)	44,021	461,034
Ifis Japan Ltd	25,039	109,833
Persol Holdings Co Ltd	3,135,607	5,206,682
Quick Co Ltd	142,855	2,181,155
WDB Holdings Co Ltd	113,495	1,189,374
Will Group Inc	146,020	965,508
		13,108,895
Trading Companies & Distributors - 1.2%
Chori Co Ltd	163,687	4,222,022
Inaba Denki Sangyo Co Ltd	66,437	1,958,493
ITOCHU Corp	319,224	18,499,705
Mitani Corp	479,501	7,218,495
Parker Corp	234,525	1,704,419
Sanyo Trading Co Ltd	48,965	504,869
Senshu Electric Co Ltd (a)	177,170	5,202,091
Totech Corp	354,883	7,345,901
Yamazen Corp	20,697	191,914
Yuasa Trading Co Ltd	72,233	2,352,928
		49,200,837
Transportation Infrastructure - 0.0%
Daito Koun Co Ltd	3,112	30,128
TOTAL INDUSTRIALS		113,927,634

Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.4%
Daiwabo Holdings Co Ltd	256,103	4,794,349
Dexerials Corp	251,783	4,081,201
Maruwa Co Ltd/Aichi	10,405	2,961,958
Nippo Ltd	88,570	1,580,478
Riken Keiki Co Ltd	40,267	919,732
		14,337,718
IT Services - 0.4%
Argo Graphics Inc	502,197	4,461,149
Asahi Intelligence Service Co Ltd	46,467	305,437
Avant Group Corp	36,626	376,931
Densan System Holdings Co Ltd (a)	22,870	529,790
DTS Corp	424,640	3,543,489
Future Corp	60,974	860,940
Information Planning Co	20,032	712,318
TDC Soft Inc	167,902	1,470,818
TIS Inc	86,685	2,989,623
		15,250,495
Semiconductors & Semiconductor Equipment - 0.5%
Japan Material Co Ltd	51,969	652,184
Renesas Electronics Corp	1,075,135	13,277,459
SUMCO Corp	743,864	7,614,337
		21,543,980
Software - 0.3%
Cresco Ltd	168,802	1,779,919
Focus Systems Corp	63,875	671,038
Fukui Computer Holdings Inc	31,899	638,560
KSK Co Ltd/Inagi	88,668	3,037,876
NSW Inc/Japan	27,949	450,672
Pro-Ship Inc	158,737	1,537,826
System Research Co Ltd	36,375	480,326
WingArc1st Inc	118,339	2,580,099
		11,176,316
Technology Hardware, Storage & Peripherals - 0.1%
Elecom Co Ltd	87,864	1,028,529
MCJ Co Ltd	372,167	3,516,159
		4,544,688
TOTAL INFORMATION TECHNOLOGY		66,853,197

Materials - 0.8%
Chemicals - 0.4%
C Uyemura & Co Ltd	131,799	10,741,648
JCU Corp	60,275	1,779,581
Kansai Paint Co Ltd	275,693	4,425,829
Muto Seiko Co	1,211	13,241
		16,960,299
Construction Materials - 0.2%
Mitani Sekisan Co Ltd	162,514	7,951,175
Vertex Corp/Japan	9,523	85,275
		8,036,450
Containers & Packaging - 0.2%
Kohsoku Corp	232,025	4,299,938
Pack Corp/The	680,819	5,305,714
		9,605,652
TOTAL MATERIALS		34,602,401

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co Ltd	143,064	944,105
Starts Corp Inc	54,893	1,704,387
		2,648,492
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	590,150	9,219,299
TOTAL JAPAN		322,878,849
KOREA (SOUTH) - 2.1%
Consumer Discretionary - 0.6%
Automobile Components - 0.2%
Snt Holdings Co Ltd	156,602	6,946,648
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	96,050	1,928,715
Textiles, Apparel & Luxury Goods - 0.4%
Handsome Co Ltd	77,833	798,882
Youngone Corp	48,504	1,961,526
Youngone Holdings Co Ltd	132,485	13,171,935
		15,932,343
TOTAL CONSUMER DISCRETIONARY		24,807,706

Consumer Staples - 0.2%
Food Products - 0.1%
Otoki Corp	13,533	3,678,526
Tobacco - 0.1%
KT&G Corp	57,380	5,387,681
TOTAL CONSUMER STAPLES		9,066,207

Financials - 0.0%
Capital Markets - 0.0%
Korea Ratings Corp	16,800	1,151,925
Financial Services - 0.0%
Nice Information & Telecom Inc	46,280	739,891
TOTAL FINANCIALS		1,891,816

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
InBody Co Ltd	84,200	1,687,817
Interojo Co Ltd	15,800	189,588
Value Added Technology Co Ltd	91,887	1,411,164
Vieworks Co Ltd	42,700	565,545
		3,854,114
Pharmaceuticals - 0.1%
Daewon Pharmaceutical Co Ltd	52,430	477,250
Daihan Pharmaceutical Co Ltd	50,300	1,022,358
Huons Co Ltd	83,366	1,703,180
Korea United Pharm Inc	6,200	82,464
Kwang Dong Pharmaceutical Co Ltd	464,252	1,854,721
		5,139,973
TOTAL HEALTH CARE		8,994,087

Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Fursys Inc	35,664	1,136,599
S-1 Corp	124,870	6,552,517
		7,689,116
Electrical Equipment - 0.0%
Vitzrocell Co Ltd	12,100	231,966
Machinery - 0.0%
Hy-Lok Corp	10,000	260,275
Professional Services - 0.0%
e-Credible Co Ltd	38,775	448,449
TOTAL INDUSTRIALS		8,629,806

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
MAKUS Inc	60,800	1,123,043
SAMT Co Ltd	15,500	40,017
		1,163,060
IT Services - 0.0%
Gabia Inc	15,300	290,101
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd	358,300	26,949,086
TOTAL INFORMATION TECHNOLOGY		28,402,247

Materials - 0.1%
Chemicals - 0.1%
Miwon Commercial Co Ltd	5,490	580,781
Soulbrain Co Ltd	20,700	4,098,694
		4,679,475
TOTAL KOREA (SOUTH)		86,471,344
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	1,830,100	1,481,385
MEXICO - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Corporativo Fragua SAB de CV	45,338	1,309,198
Food Products - 0.0%
Gruma SAB de CV Series B	61,535	1,044,291
TOTAL CONSUMER STAPLES		2,353,489

Financials - 0.0%
Insurance - 0.0%
Qualitas Controladora SAB de CV	132,749	1,203,769
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Medica Sur SAB de CV	161,970	457,877
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	2,090,852	2,046,004
TOTAL HEALTH CARE		2,503,881

TOTAL MEXICO		6,061,139
NETHERLANDS - 0.9%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	18,952	513,358
Financials - 0.4%
Capital Markets - 0.2%
Van Lanschot Kempen NV depository receipt	169,199	9,887,880
Insurance - 0.2%
ASR Nederland NV	113,423	7,569,674
TOTAL FINANCIALS		17,457,554

Industrials - 0.5%
Machinery - 0.5%
Aalberts NV	654,724	20,813,733
TOTAL NETHERLANDS		38,784,645
NEW ZEALAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hallenstein Glasson Holdings Ltd	106,030	597,655
NORWAY - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (c)(d)	463,757	3,996,939
Specialty Retail - 0.0%
Kid ASA (a)(c)(d)	31,124	421,572
TOTAL CONSUMER DISCRETIONARY		4,418,511

Financials - 0.4%
Banks - 0.4%
SpareBank 1 Nord Norge	350,062	4,751,934
Sparebank 1 Oestlandet	356,509	6,249,400
SpareBank 1 Sor-Norge ASA	188,141	3,235,596
		14,236,930
Capital Markets - 0.0%
ABG Sundal Collier Holding ASA	915,024	635,054
TOTAL FINANCIALS		14,871,984

Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (a)(c)(d)	34,354	583,349
Norconsult Norge AS	184,474	853,233
		1,436,582
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	69,491	226,050
TOTAL NORWAY		20,953,127
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Intercorp Financial Services Inc (United States) (d)	75,684	3,256,683
PHILIPPINES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Century Pacific Food Inc	3,048,500	1,817,381
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	5,752,953	1,460,053
TOTAL PHILIPPINES		3,277,434
POLAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Eurocash SA (b)	392,312	856,224
PORTUGAL - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ibersol SGPS SA (a)	225,213	2,621,877
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	282,330	2,369,113
TOTAL PORTUGAL		4,990,990
PUERTO RICO - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	364,696	2,884,745
Financials - 0.5%
Banks - 0.2%
First BanCorp/Puerto Rico	326,234	6,358,301
Financial Services - 0.3%
EVERTEC Inc	423,630	12,060,746
TOTAL FINANCIALS		18,419,047

TOTAL PUERTO RICO		21,303,792
SINGAPORE - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	297,812	480,490
Consumer Staples - 0.0%
Food Products - 0.0%
Delfi Ltd	1,201,048	747,425
Industrials - 0.1%
Construction & Engineering - 0.1%
Boustead Singapore Ltd	967,898	1,331,083
Professional Services - 0.0%
HRnetgroup Ltd (d)	736,277	418,596
Trading Companies & Distributors - 0.0%
KS Energy Ltd (b)(e)	921,857	7
TOTAL INDUSTRIALS		1,749,686

Real Estate - 0.0%
Industrial REITs - 0.0%
Mapletree Industrial Trust	799,119	1,307,716
TOTAL SINGAPORE		4,285,317
SPAIN - 0.8%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
CIE Automotive SA	394,075	13,218,109
Financials - 0.2%
Banks - 0.2%
Bankinter SA	402,120	6,057,993
Insurance - 0.0%
Grupo Catalana Occidente SA	9,263	528,511
TOTAL FINANCIALS		6,586,504

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Prim SA	145,920	2,321,087
Pharmaceuticals - 0.1%
Faes Farma SA	525,413	2,701,053
TOTAL HEALTH CARE		5,022,140

Industrials - 0.2%
Air Freight & Logistics - 0.2%
Logista Integral SA	187,714	6,257,378
Materials - 0.0%
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	76,099	1,171,002
TOTAL SPAIN		32,255,133
SWEDEN - 1.3%
Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Autoliv Inc	71,123	8,307,167
Automobiles - 0.0%
Kabe Group AB B Shares	25,051	601,208
Broadline Retail - 0.1%
Rusta AB	552,019	3,649,040
Hotels, Restaurants & Leisure - 0.2%
Betsson AB B Shares	536,013	8,389,794
Household Durables - 0.1%
JM AB	269,318	3,846,894
Specialty Retail - 0.1%
BHG Group AB (b)	704,893	2,138,366
TOTAL CONSUMER DISCRETIONARY		26,932,469

Consumer Staples - 0.0%
Beverages - 0.0%
Viva Wine Group AB	469,104	1,896,118
Industrials - 0.5%
Building Products - 0.0%
Inwido AB	2,613	39,579
Electrical Equipment - 0.3%
AQ Group AB	440,324	9,093,610
Machinery - 0.2%
Beijer Alma AB B Shares	281,276	8,615,701
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	103,687	1,296,599
TOTAL INDUSTRIALS		19,045,489

Information Technology - 0.0%
IT Services - 0.0%
KNOW IT AB	59,979	765,185
Proact IT Group AB	100,421	1,092,975
		1,858,160
Materials - 0.1%
Chemicals - 0.0%
Kb Components Ab	245,088	1,171,232
Metals & Mining - 0.1%
Alleima AB	94,241	816,403
Boliden AB (b)	23,936	1,080,871
		1,897,274
TOTAL MATERIALS		3,068,506

TOTAL SWEDEN		52,800,742
SWITZERLAND - 0.3%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	456,337	7,730,349
Financials - 0.1%
Capital Markets - 0.1%
Vontobel Holding AG	43,584	3,303,664
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	10,152	2,202,596
TOTAL SWITZERLAND		13,236,609
TAIWAN - 1.6%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Formosa Optical Technology Co Ltd	161,000	512,116
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hi-Clearance Inc	273,882	1,223,561
Pharmaceuticals - 0.0%
Syngen Biotech Co Ltd	55,000	241,244
TOTAL HEALTH CARE		1,464,805

Industrials - 0.0%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	46,200	1,293,924
Trading Companies & Distributors - 0.0%
Lumax International Corp Ltd	148,200	477,179
TOTAL INDUSTRIALS		1,771,103

Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.8%
FLEXium Interconnect Inc (b)	92,700	190,352
Hon Hai Precision Industry Co Ltd	800,900	6,700,622
Simplo Technology Co Ltd	1,016,000	11,570,212
Thinking Electronic Industrial Co Ltd	724,900	4,451,430
Tripod Technology Corp	625,000	6,934,742
Yageo Corp	111,632	903,125
		30,750,483
IT Services - 0.0%
Dimerco Data System Corp	177,318	702,866
Semiconductors & Semiconductor Equipment - 0.7%
Parade Technologies Ltd	95,000	2,098,902
Powertech Technology Inc	1,057,000	5,941,289
Taiwan Semiconductor Manufacturing Co Ltd	178,000	8,597,676
Topco Scientific Co Ltd	1,011,031	11,234,408
		27,872,275
Technology Hardware, Storage & Peripherals - 0.1%
TSC Auto ID Technology Co Ltd	480,046	3,049,223
TOTAL INFORMATION TECHNOLOGY		62,374,847

TOTAL TAIWAN		66,122,871
UNITED KINGDOM - 5.7%
Communication Services - 0.0%
Media - 0.0%
4imprint Group PLC	29,733	1,300,706
Reach PLC	47,752	37,074
		1,337,780
Consumer Discretionary - 1.8%
Broadline Retail - 0.2%
B&M European Value Retail SA	3,252,087	7,675,127
Distributors - 0.4%
Inchcape PLC	1,435,726	14,409,905
Diversified Consumer Services - 0.1%
ME Group International PLC	1,859,186	4,601,505
Hotels, Restaurants & Leisure - 0.2%
Greggs PLC	198,309	4,202,164
Hollywood Bowl Group PLC	840,012	2,973,997
J D Wetherspoon PLC	249,835	2,116,943
		9,293,104
Household Durables - 0.4%
Barratt Redrow PLC	1,102,488	5,450,098
Vistry Group PLC (b)	1,124,263	9,514,475
		14,964,573
Specialty Retail - 0.3%
Dunelm Group PLC	186,077	2,732,944
JD Sports Fashion PLC	1,977,636	2,420,835
Pets at Home Group Plc	2,382,148	6,703,235
		11,857,014
Textiles, Apparel & Luxury Goods - 0.2%
Coats Group PLC	3,176,681	3,413,682
Dr Martens PLC	5,133,464	6,130,143
		9,543,825
TOTAL CONSUMER DISCRETIONARY		72,345,053

Consumer Staples - 0.9%
Beverages - 0.4%
AG Barr PLC	470,943	4,138,955
Diageo PLC	502,000	11,546,881
		15,685,836
Food Products - 0.0%
Fevara PLC	290,770	462,201
Tobacco - 0.5%
British American Tobacco PLC	113,759	5,826,230
Imperial Brands PLC	339,509	13,490,164
		19,316,394
TOTAL CONSUMER STAPLES		35,464,431

Financials - 0.6%
Capital Markets - 0.2%
Rathbones Group PLC	471,045	11,039,603
Insurance - 0.4%
Aviva PLC	1,150,250	10,103,104
Hiscox Ltd	238,350	4,305,405
		14,408,509
TOTAL FINANCIALS		25,448,112

Industrials - 1.8%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	551,714	3,474,627
Building Products - 0.0%
Norcros PLC	141,929	559,356
Commercial Services & Supplies - 0.3%
Mitie Group PLC	5,454,591	11,809,067
Electrical Equipment - 0.0%
Volex PLC	306,716	1,508,983
Industrial Conglomerates - 0.8%
DCC PLC (a)	375,141	24,690,419
Metlen Energy & Metals PLC	83,142	4,231,055
		28,921,474
Machinery - 0.1%
Bodycote PLC	288,099	2,335,195
Luxfer Holdings PLC	130,718	1,594,759
		3,929,954
Passenger Airlines - 0.1%
JET2 PLC	319,644	5,580,688
Professional Services - 0.0%
Wilmington PLC	385,969	1,576,918
Trading Companies & Distributors - 0.4%
Bunzl PLC	126,974	3,856,549
RS GROUP PLC	1,850,404	13,527,824
		17,384,373
TOTAL INDUSTRIALS		74,745,440

Information Technology - 0.1%
Software - 0.1%
Pinewood Technologies Group PLC (b)	758,569	3,672,221
Materials - 0.3%
Chemicals - 0.0%
Essentra PLC	1,340,955	1,715,810
Construction Materials - 0.2%
SigmaRoc PLC (b)	5,633,579	8,540,561
Metals & Mining - 0.1%
Hill & Smith PLC	89,695	2,539,287
TOTAL MATERIALS		12,795,658

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LSL Property Services PLC	210,324	704,572
Savills PLC	490,359	6,493,381
		7,197,953
TOTAL UNITED KINGDOM		233,006,648
UNITED STATES - 63.1%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Cars.com Inc (b)	620,144	6,660,347
Media - 0.0%
Thryv Holdings Inc (b)	152,813	1,178,188
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)	241,483	2,197,495
TOTAL COMMUNICATION SERVICES		10,036,030

Consumer Discretionary - 8.9%
Automobile Components - 1.6%
Adient PLC (b)	411,287	9,537,746
Aptiv PLC	205,809	16,691,110
LCI Industries	83,210	8,611,403
Lear Corp	110,237	11,536,302
Patrick Industries Inc	166,795	17,408,394
		63,784,955
Automobiles - 0.9%
General Motors Co	339,777	23,475,193
Harley-Davidson Inc	454,798	12,270,450
		35,745,643
Diversified Consumer Services - 0.3%
Carriage Services Inc	68,195	3,048,317
Laureate Education Inc (b)	247,347	7,180,483
		10,228,800
Hotels, Restaurants & Leisure - 0.3%
Cheesecake Factory Inc/The (a)	225,642	11,236,972
Household Durables - 1.9%
DR Horton Inc	79,660	11,875,713
KB Home	190,998	11,922,095
M/I Homes Inc (b)	78,644	9,845,442
Meritage Homes Corp	233,065	15,745,872
Somnigroup International Inc	39,869	3,163,206
TopBuild Corp (b)	25,750	10,878,860
Tri Pointe Homes Inc (b)	397,792	12,669,675
		76,100,863
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares	63,973	4,012,936
Brunswick Corp/DE	87,216	5,765,850
		9,778,786
Specialty Retail - 1.9%
Academy Sports & Outdoors Inc	228,495	10,942,626
Advance Auto Parts Inc (a)	118,148	5,568,315
Bath & Body Works Inc	298,446	7,305,958
Caleres Inc	292,010	3,223,790
Dick's Sporting Goods Inc	82,237	18,211,384
Murphy USA Inc	22,100	7,916,220
Signet Jewelers Ltd	184,552	18,242,965
Ulta Beauty Inc (b)	14,501	7,538,780
		78,950,038
Textiles, Apparel & Luxury Goods - 1.9%
Crocs Inc (a)(b)	213,716	17,458,460
Oxford Industries Inc (a)	76,188	2,807,527
PVH Corp	142,683	11,176,359
Samsonite Group SA (c)(d)	1,975,912	4,131,753
Steven Madden Ltd	390,249	13,233,344
VF Corp (a)	633,109	8,888,850
Wolverine World Wide Inc	846,075	19,205,903
		76,902,196
TOTAL CONSUMER DISCRETIONARY		362,728,253

Consumer Staples - 2.9%
Beverages - 1.2%
Constellation Brands Inc Class A	92,389	12,138,067
Keurig Dr Pepper Inc	227,700	6,184,332
Primo Brands Corp Class A	1,345,352	29,557,383
		47,879,782
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc Class A	503,517	8,907,216
Dollar Tree Inc (b)	98,954	9,808,320
Grocery Outlet Holding Corp (b)	324,681	4,418,908
Performance Food Group Co (b)	342,020	33,087,016
Target Corp	67,100	6,221,512
		62,442,972
Food Products - 0.2%
Armanino Foods of Distinction Inc	268,746	2,727,772
Smithfield Foods Inc	203,663	4,513,172
		7,240,944
TOTAL CONSUMER STAPLES		117,563,698

Energy - 5.1%
Energy Equipment & Services - 0.3%
Cactus Inc Class A	274,042	12,104,435
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp (b)	607,899	18,790,158
Chord Energy Corp	289,834	26,293,740
Core Natural Resources Inc	256,058	20,228,582
Diamondback Energy Inc	195,031	27,926,489
Energy Transfer LP	510,497	8,591,665
Gulfport Energy Corp (b)	48,241	8,973,308
Northern Oil & Gas Inc (a)	416,998	9,228,166
Ovintiv Inc	958,030	35,935,705
Range Resources Corp	599,607	21,316,029
Shell PLC	498,310	18,681,356
Unit Corp	29,859	959,370
		196,924,568
TOTAL ENERGY		209,029,003

Financials - 17.6%
Banks - 8.2%
ACNB Corp	58,693	2,651,750
Associated Banc-Corp	843,360	20,890,027
Bar Harbor Bankshares	97,111	2,848,266
Cadence Bank	499,793	18,862,188
Camden National Corp	56,174	2,143,038
Citigroup Inc	243,098	24,608,811
East West Bancorp Inc	129,466	13,153,746
FNB Corp/PA	1,165,709	18,324,945
Hancock Whitney Corp	264,456	15,103,082
KeyCorp	1,045,822	18,396,009
Nicolet Bankshares Inc	17,372	2,052,328
Old National Bancorp/IN	648,746	13,253,881
Plumas Bancorp	29,182	1,197,629
QCR Holdings Inc	93,412	6,948,919
Southern Missouri Bancorp Inc	9,517	499,071
Synovus Financial Corp	504,825	22,535,388
Union Bankshares Inc/Morrisville VT	10,196	232,672
United Community Banks Inc/GA	529,687	15,466,860
US Bancorp	498,772	23,282,677
Washington Trust Bancorp Inc	105,775	2,881,311
Webster Financial Corp	243,273	13,876,292
Wells Fargo & Co	817,678	71,113,456
West BanCorp Inc	109,973	2,339,126
Wintrust Financial Corp	142,039	18,467,911
		331,129,383
Capital Markets - 3.7%
Bank of New York Mellon Corp/The	89,549	9,665,024
Federated Hermes Inc Class B	405,924	19,679,196
Lazard Inc	515,453	25,154,106
LPL Financial Holdings Inc	46,605	17,584,533
Raymond James Financial Inc	166,187	26,368,891
SEI Investments Co	21,765	1,754,476
State Street Corp	221,847	25,658,824
Stifel Financial Corp	223,898	26,516,240
		152,381,290
Consumer Finance - 0.7%
Capital One Financial Corp	83,735	18,420,863
OneMain Holdings Inc	201,039	11,899,498
		30,320,361
Financial Services - 0.9%
Corpay Inc (b)	72,052	18,758,738
Essent Group Ltd	284,548	17,235,072
Federal Agricultural Mortgage Corp Class C	13,354	2,118,479
		38,112,289
Insurance - 4.1%
American Financial Group Inc/OH	115,812	15,250,124
First American Financial Corp	206,900	12,933,319
Hartford Insurance Group Inc/The	81,452	10,114,709
Primerica Inc	74,151	19,269,620
Reinsurance Group of America Inc	214,961	39,221,784
Selective Insurance Group Inc	214,478	16,158,773
Stewart Information Services Corp	144,703	9,878,874
Travelers Companies Inc/The	64,299	17,271,997
Unum Group	354,897	26,056,538
		166,155,738
TOTAL FINANCIALS		718,099,061

Health Care - 7.2%
Biotechnology - 0.8%
Gilead Sciences Inc	281,164	33,680,636
Health Care Providers & Services - 4.7%
Cigna Group/The	67,044	16,386,224
CVS Health Corp	266,118	20,797,122
Elevance Health Inc	38,184	12,111,965
Henry Schein Inc (b)	294,745	18,627,884
Labcorp Holdings Inc	99,008	25,144,072
Molina Healthcare Inc (b)	87,845	13,445,556
Quest Diagnostics Inc	48,588	8,549,058
Tenet Healthcare Corp (b)	57,850	11,945,446
UnitedHealth Group Inc	86,336	29,488,924
Universal Health Services Inc Class B	156,353	33,930,165
		190,426,416
Life Sciences Tools & Services - 0.6%
Avantor Inc (a)(b)	507,828	6,002,527
ICON PLC (b)	106,714	18,335,599
		24,338,126
Pharmaceuticals - 1.1%
Elanco Animal Health Inc (b)	1,416,201	31,368,852
GSK PLC	591,596	13,851,306
		45,220,158
TOTAL HEALTH CARE		293,665,336

Industrials - 8.5%
Aerospace & Defense - 0.8%
Cadre Holdings Inc	136,448	5,793,582
Huntington Ingalls Industries Inc	66,524	21,422,059
V2X Inc (b)	119,181	6,804,043
		34,019,684
Air Freight & Logistics - 0.3%
FedEx Corp	38,000	9,645,160
Radiant Logistics Inc (b)	245,716	1,486,582
		11,131,742
Building Products - 1.1%
Builders FirstSource Inc (b)	77,120	8,959,030
Gibraltar Industries Inc (b)	154,614	9,646,367
Hayward Holdings Inc (b)	882,641	14,978,418
Janus International Group Inc (b)	1,127,106	10,820,218
		44,404,033
Commercial Services & Supplies - 0.3%
Brady Corp Class A	143,913	10,924,436
Construction & Engineering - 0.3%
Bowman Consulting Group Ltd (b)	78,510	3,398,698
WillScot Holdings Corp	373,527	8,124,212
		11,522,910
Electrical Equipment - 0.5%
Acuity Inc	36,450	13,306,073
Allient Inc	143,060	7,822,520
		21,128,593
Ground Transportation - 0.2%
Proficient Auto Logistics Inc (a)(b)	276,974	2,071,765
Universal Logistics Holdings Inc (a)	314,515	5,088,853
		7,160,618
Machinery - 2.1%
Allison Transmission Holdings Inc	10,233	844,734
Cummins Inc	14,300	6,258,824
Enpro Inc	78,060	18,110,702
Esab Corp	59,019	6,894,600
Gates Industrial Corp PLC (b)	648,991	14,329,721
Hillman Solutions Corp Class A (b)	220,020	2,028,584
Miller Industries Inc/TN (a)	98,224	3,942,711
Terex Corp	334,523	15,394,748
Timken Co/The	172,189	13,518,558
Toro Co/The	75,141	5,615,287
		86,938,469
Professional Services - 2.2%
Barrett Business Services Inc	19,529	790,339
CACI International Inc (b)	23,311	13,106,610
Cbiz Inc (b)	144,435	7,943,925
Concentrix Corp (a)	131,542	5,302,458
Genpact Ltd	496,520	18,942,238
KBR Inc	321,409	13,769,162
Maximus Inc	244,684	20,338,134
Science Applications International Corp	107,271	10,052,365
		90,245,231
Trading Companies & Distributors - 0.7%
Core & Main Inc Class A (b)	259,123	13,521,038
Global Industrial Co	284,666	8,090,208
Rush Enterprises Inc Class A	155,718	7,694,026
		29,305,272
TOTAL INDUSTRIALS		346,780,988

Information Technology - 7.6%
Electronic Equipment, Instruments & Components - 4.3%
Advanced Energy Industries Inc	69,214	14,031,754
Belden Inc	148,531	18,098,502
CDW Corp/DE	21,304	3,395,218
Crane NXT Co (a)	438,865	27,758,211
Insight Enterprises Inc (b)	72,024	7,202,400
Methode Electronics Inc	29,737	200,130
Sanmina Corp (b)	152,416	20,888,613
TD SYNNEX Corp	327,647	51,273,480
Vontier Corp (a)	813,883	31,334,496
		174,182,804
IT Services - 1.6%
Amdocs Ltd	389,249	32,798,121
Cognizant Technology Solutions Corp Class A	294,629	21,472,562
Kyndryl Holdings Inc (b)	342,967	9,918,605
		64,189,288
Semiconductors & Semiconductor Equipment - 1.1%
Diodes Inc (b)	218,510	11,659,694
Micron Technology Inc	62,085	13,892,760
MKS Inc	121,673	17,485,627
		43,038,081
Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies Inc Class C	90,797	14,710,022
Seagate Technology Holdings PLC	58,898	15,070,820
		29,780,842
TOTAL INFORMATION TECHNOLOGY		311,191,015

Materials - 3.2%
Chemicals - 0.8%
Axalta Coating Systems Ltd (b)	328,269	9,345,818
Element Solutions Inc	440,066	11,758,564
Perimeter Solutions Inc	509,706	11,983,188
		33,087,570
Construction Materials - 0.6%
Buzzi SpA	72,144	4,336,626
Eagle Materials Inc	79,381	16,854,174
GCC SAB de CV	25,593	245,757
RHI Magnesita NV	92,658	2,550,135
		23,986,692
Containers & Packaging - 1.5%
Graphic Packaging Holding CO	573,051	9,163,085
International Paper Co	198,325	7,663,278
Packaging Corp of America	87,115	17,053,632
Silgan Holdings Inc (a)	677,203	26,153,581
		60,033,576
Metals & Mining - 0.3%
Warrior Met Coal Inc (a)	196,869	13,355,592
TOTAL MATERIALS		130,463,430

Real Estate - 0.8%
Industrial REITs - 0.1%
STAG Industrial Inc Class A	118,006	4,516,090
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (b)	46,455	14,172,956
Residential REITs - 0.1%
Camden Property Trust	59,146	5,883,844
Specialized REITs - 0.2%
Outfront Media Inc	445,655	7,883,637
TOTAL REAL ESTATE		32,456,527

Utilities - 1.1%
Electric Utilities - 1.1%
PG&E Corp	2,794,829	44,605,471
TOTAL UNITED STATES		2,576,618,812
TOTAL COMMON STOCKS (Cost $3,357,854,022)		3,991,659,476

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.18	91,427,660	91,445,945
Fidelity Securities Lending Cash Central Fund (f)(g)	4.18	116,706,119	116,717,790
TOTAL MONEY MARKET FUNDS (Cost $208,163,734)			208,163,735

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $3,566,017,756)	4,199,823,211
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(109,976,153)
NET ASSETS - 100.0%	4,089,847,058

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,157,911 or 0.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $28,288,542 or 0.7% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $33,426,339.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	46,253,466	147,189,033	101,996,348	737,885	(206)	-	91,445,945	91,427,660	0.2%
Fidelity Securities Lending Cash Central Fund	72,674,441	204,720,329	160,676,980	64,068	-	-	116,717,790	116,706,119	0.5%
Total	118,927,907	351,909,362	262,673,328	801,953	(206)	-	208,163,735

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.